Derivative liability - Exercise price of warrant exercisable until December 31, 2013 (Details 2)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Up to and including December 31, 2012	Dec. 31, 2012 From January 1, 2013 up to March 30, 2012	Dec. 31, 2012 From March 31, 2013 up to June 29, 2013	Dec. 31, 2012 From June 30, 2013 up to September 29, 2013	Dec. 31, 2012 From September 30, 2013 up to December 31, 2013
Class of Warrant or Right [Line Items]
Exercise price of warrants (in $Cdn)	0.50	0.50	0.50	0.75	0.80	0.90	1.00	1.25